Recoverable Taxes - Schedule of Recoverable Taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 511	R$ 635
Recoverable taxes, non-current	1,455	1,319
Recoverable taxes	1,966	1,954
ICMS (VAT) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	485	476
Recoverable taxes, non-current	847	726
PIS/PasepTaxes [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	1	24
Recoverable taxes, non-current	132	128
Cofins [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	5	114
Recoverable taxes, non-current	476	465
Other Tax Recoverable [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 20	R$ 21